General Information (Details 1)	12 Months Ended
Dec. 31, 2018
Adrenaline, Adrenaline Rush [Member]
License Validity Date	February 2028	[1]
Amstel In Argentina [Member]
License Validity Date	July 2022	[2]
Austral In Chile [Member]
License Validity Date	July 2020	[3]
Blue Moon In Chile [Member]
License Validity Date	December 2021	[4]
Coors In Chile [Member]
License Validity Date	December 2025	[5]
Coors in Colombia [Member]
License Validity Date	December 2020	[6]
Crush, Canada Dry in Chile [Member]
License Validity Date	December 2023	[7]
Frugo in Chile [Member]
License Validity Date	Indefinitely
Gatorade in Chile [Member]
License Validity Date	December 2043	[1]
Grolsch in Argentina [Member]
License Validity Date	May 2028	[8]
Heineken In Bolivia [Member]
License Validity Date	December 2024	[9]
Heineken in Paraguay [Member]
License Validity Date	May 2023	[7]
Heineken In Chile, Argentina and Uruguay [Member]
License Validity Date	10 years renewables	[10]
Heineken in Colombia [Member]
License Validity Date	March 2028	[11]
Miller in Argentina [Member]
License Validity Date	December 2026	[11]
Miller and Miller Genuine Draft in Colombia [Member]
License Validity Date	December 2026	[12]
Nestle Pure Life in Chile [Member]
License Validity Date	December 2022	[7]
Paulaner in Paraguay [Member]
License Validity Date	April 2019
Pepsi, Seven Up and Mirinda in Chile [Member]
License Validity Date	December 2043
Red Bull in Chile [Member]
License Validity Date	Indefinitely	[13]
Schneider in Paraguay [Member]
License Validity Date	May 2023
Sol in Chile and Argentina [Member]
License Validity Date	10 years renewables	[10]
Sol in Colombia [Member]
License Validity Date	March 2028	[14]
Sol in Paraguay [Member]
License Validity Date	January 2023	[9]
Te Lipton in Chile [Member]
License Validity Date	March 2020	[9]
Tecate in Colombia [Member]
License Validity Date	March 2028	[14]
Warsteiner para Argentina [Member]
License Validity Date	May 2028	[15]
Watt's in Chile [Member]
License Validity Date	Indefinitely
Watt's in Paraguay [Member]
License Validity Date	July 2026	[16]
Watt's in Uruguay [Member]
License Validity Date	99 years	[10]
License Brand Name [Member]
License Validity Date	June 2019	[17]

[1]	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
[2]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[3]	Renewable for periods of two years, subject to the compliance of the contract conditions.
[4]	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
[5]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
[6]	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
[7]	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
[8]	Till May, 2019, it shall be produced on behalf of CICSA by Cervecería Argentina SA Isenbeck and sold by Cervecería and Maltería Quilmes S.A.
[9]	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
[10]	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[11]	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
[12]	Distribution will begin in April 2017 and the begin of local production is estimated by October 2019.
[13]	Indefinite contract, notice of termination 6 months in advance.
[14]	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
[15]	Till May, 2019, it shall be produced on behalf of CICSA by Cervecería Argentina SA Isenbeck and sold by Cervecería and Maltería Quilmes S.A. Prior to the expirty of its term, Parties shall negociate its continuity for five (5) more years.
[16]	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
[17]	Renewable for periods of 3 years.